STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Mars Acquisition Corporation
Operating Expenses
General and administrative costs	$ 734,067	$ 521,582
Loss from operations	(734,067)	(521,582)
Other Income (Expense)
Investment income on Trust Account	2,171,209	2,207,820
Fair value adjustment for Forward Purchase Agreement liability	(328,000)
Fair value adjustment for convertible notes payable - related party	(111,305)
Total other income (expense):	1,731,904	2,207,820
Net loss	$ 997,837	$ 1,686,238
Diluted weighted average shares outstanding	2,392,000	2,059,414
Diluted net income (loss) per share	$ 0.11	$ 0.27
Redeemable Ordinary Shares | Mars Acquisition Corporation
Other Income (Expense)
Basic weighted average shares outstanding	3,674,456	4,272,329
Diluted weighted average shares outstanding	3,674,456	4,272,329
Basic net income (loss) per share	$ 0.2	$ 0.27
Diluted net income (loss) per share	$ 0.2	$ 0.27
Non-redeemable Ordinary Shares | Mars Acquisition Corporation
Other Income (Expense)
Basic weighted average shares outstanding	2,392,000	2,059,414
Diluted weighted average shares outstanding	2,392,000	2,059,414
Basic net income (loss) per share	$ 0.11	$ 0.27
Diluted net income (loss) per share	$ 0.11	$ 0.27